Shareholder Report, Line Graph (Details) - USD ($)											12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 18,145	$ 14,864	$ 14,258	$ 20,678	$ 17,303	$ 12,884	$ 13,416	$ 13,487	$ 10,783	$ 9,425	$ 21,714
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	18,133	14,854	14,347	20,961	17,674	13,262	13,914	14,088	11,355	10,000	$ 21,698
Class R
Account Value [Line Items]
Line Graph and Table Measure Name											Class R
Accumulated Value	18,809	15,461	14,863	21,607	18,118	13,535	14,123	14,231	11,413	10,000	$ 22,450
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6
Accumulated Value	19,910	16,249	15,509	22,401	18,659	13,841	14,350	14,375	11,469	10,000	$ 23,918
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name											Class Y
Accumulated Value	19,680	16,101	15,404	22,273	18,585	13,801	14,338	14,375	11,469	10,000	$ 23,614
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World ex-U.S. Index-NR
Accumulated Value	17,582	14,873	13,292	16,516	13,227	12,212	12,624	12,235	10,292	10,000	$ 20,293
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World ex-U.S. Index-NR
Accumulated Value	17,582	14,873	13,292	16,516	13,227	12,212	12,624	12,235	10,292	10,000	$ 20,293
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World ex-U.S. Index-NR
Accumulated Value	17,582	14,873	13,292	16,516	13,227	12,212	12,624	12,235	10,292	10,000	$ 20,293
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World ex-U.S. Index-NR
Accumulated Value	17,582	14,873	13,292	16,516	13,227	12,212	12,624	12,235	10,292	10,000	$ 20,293
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World ex-U.S. Index-NR
Accumulated Value	17,582	14,873	13,292	16,516	13,227	12,212	12,624	12,235	10,292	10,000	$ 20,293
MSCI Emerging Markets Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI Emerging Markets Index-NR
Accumulated Value	16,712	14,523	14,344	18,343	15,145	13,228	13,832	13,926	11,183	10,000	$ 19,520
MSCI Emerging Markets Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI Emerging Markets Index-NR
Accumulated Value	16,712	14,523	14,344	18,343	15,145	13,228	13,832	13,926	11,183	10,000	$ 19,520
MSCI Emerging Markets Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI Emerging Markets Index-NR
Accumulated Value	16,712	14,523	14,344	18,343	15,145	13,228	13,832	13,926	11,183	10,000	$ 19,520
MSCI Emerging Markets Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI Emerging Markets Index-NR
Accumulated Value	16,712	14,523	14,344	18,343	15,145	13,228	13,832	13,926	11,183	10,000	$ 19,520
MSCI Emerging Markets Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI Emerging Markets Index-NR
Accumulated Value	$ 16,712	$ 14,523	$ 14,344	$ 18,343	$ 15,145	$ 13,228	$ 13,832	$ 13,926	$ 11,183	$ 10,000	$ 19,520